Schedule of Derivative Asset (Liability) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Change in fair value of bifurcated embedded derivative asset - related party		$ 54,000	$ (51,000)
Cp Bf Convertible Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning balance	$ 9,000	63,000
Change in fair value of bifurcated embedded derivative asset - related party	(22,000)	54,000
Ending balance	$ (13,000)	$ (9,000)	$ (63,000)